UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23157

Brookfield Real Assets Income Fund Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Schedule of Investments (Unaudited)
September 30, 2017
	Principal Amount (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.5%
U.S. Government Agency Collateralized Mortgage Obligations - 0.0%
Federal National Mortgage Association
Series 1997-79, Class PL, 6.85%, 12/18/27 [1]	$115	$129,771
U.S. Government Agency Pass-Through Certificates - 0.5%
Federal Home Loan Mortgage Corporation
Pool C69047, 7.00%, 06/01/32 [1]	213	232,970
Pool C56878, 8.00%, 08/01/31	45	45,717
Pool C58516, 8.00%, 09/01/31	36	36,898
Pool C59641, 8.00%, 10/01/31 [1]	133	146,943
Pool C55166, 8.50%, 07/01/31	94	99,529
Pool C55167, 8.50%, 07/01/31	58	59,503
Pool C55169, 8.50%, 07/01/31	56	58,028
Pool G01466, 9.50%, 12/01/22	70	74,178
Pool 555538, 10.00%, 03/01/21	2	1,628
Pool 555559, 10.00%, 03/01/21	2	1,748
Federal National Mortgage Association
Pool 761836, 6.00%, 06/01/33 [1]	303	340,972
Pool 948362, 6.50%, 08/01/37	48	53,346
Pool 645912, 7.00%, 06/01/32 [1]	196	216,159
Pool 645913, 7.00%, 06/01/32 [1]	295	327,475
Pool 650131, 7.00%, 07/01/32 [1]	267	295,775
Pool 827853, 7.50%, 10/01/29	28	28,141
Pool 545990, 7.50%, 04/01/31 [1]	363	409,394
Pool 255053, 7.50%, 12/01/33 [1]	97	109,314
Pool 735576, 7.50%, 11/01/34 [1]	410	489,325
Pool 896391, 7.50%, 06/01/36 [1]	153	168,927
Pool 735800, 8.00%, 01/01/35 [1]	297	347,259
Pool 636449, 8.50%, 04/01/32 [1]	241	268,565
Pool 458132, 8.81%, 03/15/31 [1]	213	232,788
Pool 852865, 9.00%, 07/01/20 [1]	134	140,185
Pool 545436, 9.00%, 10/01/31 [1]	170	197,308
Total U.S. Government Agency Pass-Through Certificates		4,382,075
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,176,308)		4,511,846
SECURITIZED CREDIT - 53.2%
Commercial Mortgage-Backed Securities - 9.7%
A10 Securitization LLC
Series 2015-1, Class D, 4.99%, 04/15/34 [2,3]	1,000	958,066
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2, 4.92% (1 Month LIBOR USD + 3.69%), 05/15/29 [3,4]	3,750	3,802,486
Class B Notes
Moreland Avenue, 9.23%, 11/01/20 [2,5,6,13]	225	225,000
Browns Bridge, 9.50%, 11/01/20 [2,5,6,13]	118	118,000
Fayetteville, 9.50%, 11/01/20 [2,5,6,13]	48	48,000
Lee & White, 9.50%, 11/01/20 [2,5,6,13]	91	91,000
Marshalls, 9.50%, 11/01/20 [2,5,6,13]	386	386,000
Meadows, 9.50%, 11/01/20 [2,5,6,13]	6	6,142
North River, 9.50%, 11/01/20 [2,5,6,13]	186	186,154
Town and Country, 9.50%, 11/01/20 [2,5,6,13]	491	491,444
Crossroads, 9.50%, 11/01/20 [2,5,6,13]	170	170,000
Urschel Port - Cumberland Crossing, 10.00%, 03/01/19 [2,5,6,13]	1,050	1,050,000
Urschel Port - Solana Mar Apartments, 10.00%, 03/01/19 [2,5,6,13]	1,245	1,245,000
Vale Park Village Apartments, 10.00%, 03/01/19 [2,5,6,13]	1,270	1,270,000
St. Louis Holiday Inn, 10.08%, 07/01/20 [2,5,6,13]	2,000	1,942,400
885 Trademark, 10.50%, 10/01/19 [2,5,6,13]	1,800	1,800,000
Kilcullen Quads, 11.00%, 01/01/18 [2,5,6,13]	491	478,911
Cedar Park Medical Center, 11.00%, 06/01/19 [2,5,6,13]	600	600,000
901 Ponce de Leon Blvd, 11.00%, 09/01/19 [2,5,6,13]	1,774	1,773,937
Credit Suisse Commercial Mortgage Trust
Series 2006-C1, Class K, 5.85%, 02/15/39 [2,3,4]	2,583	199,066
Hilton USA Trust
Series 2016-HHV, Class E, 4.33%, 11/05/38 [3,4]	20,000	17,522,076
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AJ, 6.39%, 09/15/45 [4]	20,000	20,294,310
LNR CDO V Ltd.
Series 2007-1A, Class F, 2.69% (1 Month LIBOR USD + 1.45%), 12/26/49 [2,3,4,13]	3,750	5,063
Morgan Stanley Capital I Trust
Series 2007-T25, Class AJ, 5.57%, 11/12/49 [4]	8,560	8,664,162
Series 2007-T27, Class AJ, 6.15%, 06/11/42 [4]	3,031	3,160,731
Morgan Stanley Capital I, Inc.
Series 1998-HF1, Class K, 6.19%, 03/15/30 [2,3,13]	161	161,320
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class L, 5.13%, 04/15/47 [2,3]	519	5
Series 2005-C20, Class F, 5.61%, 07/15/42 [3,4]	2,831	2,730,904
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class E, 5.58% (1 Month LIBOR USD + 4.35%), 06/15/29 [3,4]	20,000	20,154,666
Total Commercial Mortgage-Backed Securities		89,534,843
Interest-Only Securities - 0.2%
GMAC Commercial Mortgage Securities, Inc. Trust
Series 2003-C1, Class X1, 1.52%, 05/10/36 [2,3,4]	867	62
Government National Mortgage Association
Series 2010-132, Class IO, 0.41%, 11/16/52 [2,4]	1,069	39,240
JP Morgan Mortgage Trust
Series 2015-4, Class 2X1, 0.29%, 06/25/45 [2,3,4]	99,296	1,359,167
Series 2014-5, Class AX4, 0.50%, 10/25/29 [2,3,4]	12,788	164,700
Vendee Mortgage Trust
Series 1997-2, Class IO, 0.00%, 06/15/27 [2,4]	7,560	8
Total Interest-Only Securities		1,563,177
Other - 5.0%
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4, 7.36%, 08/01/32 [4]	99	103,625
Greenpoint Manufactured Housing
Series 1999-1, Class A5, 6.77%, 08/15/29 [4]	9,415	9,250,591
Series 1999-3, Class 1A7, 7.27%, 06/15/29	6,616	6,786,003
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40 [4]	10,017	10,683,706
Mid-State Capital Corporation Trust
Series 2004-1, Class M1, 6.50%, 08/15/37	3,199	3,461,844
Series 2004-1, Class M2, 8.11%, 08/15/37	2,636	2,977,753
Series 2004-1, Class B, 8.90%, 08/15/37	799	906,592
Mid-State Trust X
Series 10, Class B, 7.54%, 02/15/36	4,119	4,429,936
Oakwood Mortgage Investors, Inc.
Series 2001-E, Class A4, 6.81%, 12/15/31	6,526	6,785,340
Series 2001-D, Class A4, 6.93%, 09/15/31 [4]	895	807,954
Total Other		46,193,344
Residential Mortgage-Backed Securities - 38.3%
ACE Securities Corporation Home Equity Loan Trust
Series 2006-OP1, Class A2D, 1.48% (1 Month LIBOR USD + 0.24%), 04/25/36 [4,8]	6,740	6,008,322
Alternative Loan Trust
Series 2007-OA3, Class 1A1, 1.38% (1 Month LIBOR USD + 0.14%), 04/25/47 [4,8]	13,891	12,218,778
Series 2005-51, Class 4A1, 1.56% (1 Month LIBOR USD + 0.32%), 11/20/35 [4,8]	3,289	2,775,989
Series 2007-2CB, Class 2A11, 1.64% (1 Month LIBOR USD + 0.40%), 03/25/37 [4]	5,003	3,239,513
Series 2006-19CB, Class A9, 1.94% (1 Month LIBOR USD + 0.70%), 08/25/36 [4]	4,001	2,872,890
Series 2007-12T1, Class A22, 5.75%, 06/25/37	2,910	2,393,447
Series 2007-15CB, Class A2, 5.75%, 07/25/37	1,781	1,604,734
Series 2007-15CB, Class A5, 5.75%, 07/25/37	1,639	1,477,128
Series 2006-29T1, Class 2A5, 6.00%, 10/25/36	2,467	1,920,749
Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	4,011	3,261,601
Series 2006-29T1, Class 2A6, 6.50%, 10/25/36	3,871	3,126,844
Series 2006-23CB, Class 2A7, 23.45% (1 Month LIBOR USD + 28.40%), 08/25/36 [4,9]	1,873	2,672,871
Series 2006-29T1, Class 3A3, 65.88% (1 Month LIBOR USD + 78.40%), 10/25/36 [4,9]	755	2,641,888
BCAP LLC Trust
Series 2010-RR5, Class 5A10, 1.57% (1 Month LIBOR USD + 0.33%), 11/26/35 [3,4]	6,690	6,378,255
Series 2010-RR6, Class 1910, 1.57% (1 Month LIBOR USD + 0.33%), 11/26/35 [3,4,8]	8,436	8,041,918
Series 2012-RR4, Class 5A6, 3.08%, 05/26/36 [3,4,13]	7,843	6,906,315
Series 2013-RR2, Class 3A2, 3.21%, 03/26/36 [3,4,13]	5,746	5,363,182
Chase Mortgage Finance Trust
Series 2005-A2, Class 3A2, 3.14%, 01/25/36 [4]	2,667	2,491,486
CHL Mortgage Pass-Through Trust
Series 2006-20, Class 1A18, 1.89% (1 Month LIBOR USD + 0.65%), 02/25/37 [4]	8,118	5,694,448
Series 2006-HYB5, Class 3A1B, 3.52%, 09/20/36 [4]	3,838	3,114,017
Series 2007-5, Class A29, 5.50%, 05/25/37	413	370,216
Series 2004-21, Class A10, 6.00%, 11/25/34	164	169,348
Series 2007-18, Class 1A1, 6.00%, 11/25/37	502	458,170
Citigroup Mortgage Loan Trust
Series 2009-11, Class 8A2, 3.08%, 04/25/45 [3,4]	3,244	2,994,597
Series 2012-6, Class 2A2, 3.25%, 08/25/36 [3,4]	16,246	15,942,408
Series 2007-AR5, Class 1A2A, 3.35%, 04/25/37 [4]	2,290	2,070,978
Series 2009-6, Class 19A2, 6.00%, 03/25/36 [3,4]	4,173	3,249,933
Credit Suisse Mortgage Trust
Series 2011-10R, Class 3A2, 3.60%, 09/27/36 [3,4]	4,617	4,141,053
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A6, 1.89% (1 Month LIBOR USD + 0.65%), 11/25/35 [4]	2,775	1,986,607
Series 2005-FA9, Class A1, 1.94% (1 Month LIBOR USD + 0.70%), 12/25/35 [4]	2,475	1,818,499
GMACM Home Equity Loan Trust
Series 2007-HE2, Class A2, 6.05%, 12/25/37 [4]	1,928	1,886,439
Series 2007-HE2, Class A3, 6.19%, 12/25/37 [4]	3,715	3,636,087
GMACM Home Loan Trust
Series 2006-HLTV, Class A5, 6.01%, 10/25/29 [8]	4,251	4,354,853
GSAMP Trust
Series 2006-NC2, Class A2C, 1.39% (1 Month LIBOR USD + 0.15%), 06/25/36 [4,8]	772	509,096
Series 2006-HE8, Class A2C, 1.41% (1 Month LIBOR USD + 0.17%), 01/25/37 [4,8]	13,573	12,687,847
GSR Mortgage Loan Trust
Series 2007-1F, Class 4A1, 1.54% (1 Month LIBOR USD + 0.30%), 01/25/37 [4]	12,032	8,471,926
Home Equity Asset Trust
Series 2006-7, Class 2A3, 1.39% (1 Month LIBOR USD + 0.15%), 01/25/37 [4,8]	9,894	7,738,455
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 1A1, 3.59%, 03/25/37 [4]	2,289	2,229,082
Series 2007-AR3, Class 1A1, 3.95%, 07/25/37 [4]	4,090	3,793,814
Irwin Home Equity Loan Trust
Series 2006-1, Class 2A3, 6.27%, 09/25/35 [3,8]	3,209	3,260,624
IXIS Real Estate Capital Trust
Series 2007-HE1, Class A1, 1.30% (1 Month LIBOR USD + 0.06%), 05/25/37 [4,8]	3,043	1,188,338
Series 2006-HE3, Class A2, 1.34% (1 Month LIBOR USD + 0.10%), 01/25/37 [4,8]	860	401,450
Series 2007-HE1, Class A2, 1.35% (1 Month LIBOR USD + 0.11%), 05/25/37 [4,8]	4,846	1,904,476
Series 2006-HE2, Class A3, 1.40% (1 Month LIBOR USD + 0.16%), 08/25/36 [4,8]	15,907	6,970,582
Series 2007-HE1, Class A3, 1.40% (1 Month LIBOR USD + 0.16%), 05/25/37 [4,8]	1,494	591,014
Series 2007-HE1, Class A4, 1.47% (1 Month LIBOR USD + 0.23%), 05/25/37 [4,8]	2,832	1,130,827
Series 2006-HE1, Class A4, 1.84% (1 Month LIBOR USD + 0.60%), 03/25/36 [4,8]	601	400,804
JP Morgan Mortgage Trust
Series 2003-A1, Class B4, 3.14%, 10/25/33 [4]	141	77,696
Series 2003-A2, Class B4, 3.24%, 11/25/33 [4]	78	11,166
JP Morgan Resecuritization Trust
Series 2012-2, Class 1A8, 3.30%, 03/26/37 [3,4,13]	5,599	4,911,309
MASTR Asset Backed Securities Trust
Series 2006-NC3, Class A3, 1.34% (1 Month LIBOR USD + 0.10%), 10/25/36 [4,8]	4,101	2,647,043
Series 2006-NC2, Class A4, 1.39% (1 Month LIBOR USD + 0.15%), 08/25/36 [4,8]	10,743	5,940,340
Series 2006-NC3, Class A4, 1.40% (1 Month LIBOR USD + 0.16%), 10/25/36 [4,8]	6,920	4,506,247
Series 2006-HE5, Class A3, 1.40% (1 Month LIBOR USD + 0.16%), 11/25/36 [4,8]	16,970	12,117,212
Series 2006-NC2, Class A5, 1.48% (1 Month LIBOR USD + 0.24%), 08/25/36 [4,8]	531	298,056
Series 2005-NC2, Class A4, 1.94% (1 Month LIBOR USD + 0.70%), 11/25/35 [4,8]	11,598	8,457,046
Nomura Resecuritization Trust
Series 2013-1R, Class 3A12, 1.39% (1 Month LIBOR USD + 0.16%), 10/26/36 [3,4,8]	26,091	24,972,216
Series 2014-1R, Class 2A11, 1.78% (1 Month LIBOR USD + 0.13%), 02/26/37 [3,4]	33,311	19,820,213
Series 2015-11R, Class 4A5, 3.01%, 06/26/37 [3,4,13]	3,132	2,069,926
Series 2014-6R, Class 5A7, 3.15%, 04/26/37 [3,4,13]	8,856	6,080,414
Series 2014-2R, Class 1A7, 3.40%, 01/26/36 [3,4,13]	3,207	2,921,123
Series 2015-1R, Class 3A7, 3.42%, 03/26/37 [3,4,13]	5,727	4,414,454
Series 2015-1R, Class 4A7, 3.54%, 12/26/37 [3,4,13]	2,580	1,837,447
Series 2015-4R, Class 3A8, 3.55%, 02/26/36 [3,4,13]	19,700	15,697,254
Series 2015-6R, Class 2A4, 6.70%, 01/26/37 [3,4,13]	15,610	13,059,063
RALI Trust
Series 2007-QO3, Class A1, 1.40% (1 Month LIBOR USD + 0.16%), 03/25/47 [4,8]	3,222	2,941,413
Series 2006-QO7, Class 2A1, 1.74% (12 Month US Treasury Average + 0.85%), 09/25/46 [4]	13,968	12,069,303
Series 2006-QS14, Class A30, 65.17% (1 Month LIBOR USD + 81.25%), 11/25/36 [2,4,9]	130	362,734
Residential Asset Securitization Trust
Series 2005-A13, Class 1A1, 1.94% (1 Month LIBOR USD + 0.70%), 10/25/35 [4]	2,599	2,184,277
Resix Finance Limited Credit-Linked Notes
Series 2004-B, Class B9, 9.49% (1 Month LIBOR USD + 8.25%), 02/10/36 [2,3,4,13]	13	32
RFMSI Trust
Series 2007-S3, Class 1A5, 5.50%, 03/25/37	3,415	3,178,286
Securitized Asset Backed Receivables LLC Trust
Series 2006-NC3, Class A2B, 1.39% (1 Month LIBOR USD + 0.15%), 09/25/36 [4,8]	7,309	3,952,077
Series 2007-NC1, Class A2B, 1.39% (1 Month LIBOR USD + 0.15%), 12/25/36 [4,8]	5,132	3,126,174
Series 2007-BR4, Class A2C, 1.53% (1 Month LIBOR USD + 0.29%), 05/25/37 [4,8]	6,153	4,410,818
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA1, Class A1A, 1.59% (12 Month US Treasury Average + 0.70%), 02/25/47 [4]	3,969	3,509,773
Series 2007-HY5, Class 1A1, 2.90%, 05/25/37 [4]	5,032	4,598,669
Series 2007-HY5, Class 3A1, 3.24%, 05/25/37 [4]	2,300	2,182,971
Wells Fargo Mortgage Backed Securities Trust
Series 2005-2, Class 1B1, 5.50%, 04/25/35	4,493	4,157,410
Total Residential Mortgage-Backed Securities		355,074,060
TOTAL SECURITIZED CREDIT
(Cost $498,415,582)		492,365,424
CORPORATE DEBT - 40.7%
Automotive - 0.0%
Motors Liquidation Co., 0.00%, 07/15/33 [5,10,13]	8,250	825
Basic Industrial - 1.2%
Hexion, Inc., 9.00%, 11/15/20	2,525	1,666,500
INEOS Group Holdings SA, 5.63%, 08/01/24 [1,3,11]	8,975	9,322,781
Total Basic Industrial		10,989,281
Construction & Building Materials - 1.9%
PulteGroup, Inc., 6.38%, 05/15/33 [1,12]	6,925	7,513,625
Toll Brothers Finance Corp., 4.88%, 11/15/25 [12]	9,675	10,076,513
Total Construction & Building Materials		17,590,138
Electric Utilities & Generation - 0.8%
Pattern Energy Group, Inc., 5.88%, 02/01/24 [3,12]	7,125	7,516,875
Energy - 3.3%
EP Energy LLC, 6.38%, 06/15/23	3,725	2,290,875
EP Energy LLC, 8.00%, 11/29/24 [1,3]	4,950	4,999,500
ION Geophysical Corp., 9.13%, 12/15/21 [3]	2,050	1,722,000
MEG Energy Corp., 6.50%, 01/15/25 [3,11]	8,175	7,980,844
Precision Drilling Corp., 6.63%, 11/15/20 [11,12]	2,780	2,790,706
Puma International Financing SA, 6.75%, 02/01/21 [3,11]	3,125	3,218,750
Range Resources Corp., 5.75%, 06/01/21 [1,3]	4,100	4,264,000
Trinidad Drilling Ltd., 6.63%, 02/15/25 [3,11,12]	4,025	3,763,375
Total Energy		31,030,050
Health Facilities - 3.1%
HCA, Inc., 5.25%, 06/15/26 [1,12]	15,100	16,270,250
Kindred Healthcare, Inc., 6.38%, 04/15/22 [1]	5,600	5,068,000
Tenet Healthcare Corp., 8.13%, 04/01/22	6,825	6,944,438
Total Health Facilities		28,282,688
Leisure - 2.8%
Boyd Gaming Corp., 6.38%, 04/01/26 [12]	9,250	10,094,062
GLP Capital LP, 5.38%, 04/15/26 [12]	5,125	5,592,656
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24	9,275	10,050,205
Total Leisure		25,736,923
Media - 3.7%
CCO Holdings LLC, 5.75%, 01/15/24 [1]	7,450	7,738,688
CCO Holdings LLC, 5.88%, 05/01/27 [3,12]	6,050	6,337,375
CSC Holdings LLC, 5.25%, 06/01/24 [1]	9,425	9,531,031
CSC Holdings LLC, 10.88%, 10/15/25 [1,3]	5,128	6,339,490
Mediacom Broadband LLC, 6.38%, 04/01/23	4,550	4,732,000
Total Media		34,678,584
Metals & Mining - 3.7%
AK Steel Corp., 7.00%, 03/15/27	1,425	1,451,719
AK Steel Corp., 7.63%, 10/01/21 [1]	7,425	7,722,000
Alcoa Nederland Holding BV, 7.00%, 09/30/26 [3,11,12]	7,200	8,154,000
ArcelorMittal, 6.13%, 06/01/25 [11,12]	4,975	5,721,250
Hudbay Minerals, Inc., 7.63%, 01/15/25 [3,11]	10,125	10,960,515
Total Metals & Mining		34,009,484
Midstream - 0.5%
Targa Resources Partners LP, 5.25%, 05/01/23 [1,12]	5,000	5,100,000
Oil Gas Transportation & Distribution - 5.0%
AmeriGas Partners LP, 5.50%, 05/20/25 [12]	3,725	3,827,437
Andeavor Logistics LP, 6.13%, 10/15/21 [1]	4,250	4,382,813
Antero Midstream Partners LP, 5.38%, 09/15/24	1,925	1,992,375
Blue Racer Midstream LLC, 6.13%, 11/15/22 [1,3,12]	7,300	7,573,750
Crestwood Midstream Partners LP, 6.25%, 04/01/23 [1]	6,175	6,367,969
Dynagas LNG Partners LP, 6.25%, 10/30/19 [11]	2,825	2,810,875
Ferrellgas Partners LP, 8.63%, 06/15/20 [1]	4,575	4,346,250
Global Partners LP, 6.25%, 07/15/22 [1]	4,125	4,176,562
Holly Energy Partners LP, 6.00%, 08/01/24 [3]	1,375	1,442,031
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 [3,11,12]	3,325	3,491,250
Targa Pipeline Partners LP, 5.88%, 08/01/23 [12]	5,725	5,725,000
Total Oil Gas Transportation & Distribution		46,136,312
Other - 0.4%
Teekay Offshore Partners LP, 6.00%, 07/30/19 [11]	3,750	3,712,500
Pipelines - 0.9%
MPLX LP, 4.88%, 12/01/24 [1]	7,725	8,324,170
Real Estate - 1.2%
Hospitality Properties Trust, 4.95%, 02/15/27 [1]	3,500	3,666,773
Lamar Media Corp., 5.38%, 01/15/24 [12]	7,000	7,367,500
Total Real Estate		11,034,273
Real Estate - Diversified - 0.3%
New Albertson's, Inc., 7.75%, 06/15/26 [12]	3,900	3,198,000
Services - 0.9%
H&E Equipment Services, Inc., 5.63%, 09/01/25 [3]	700	738,500
United Rentals North America, Inc., 5.50%, 05/15/27	600	639,750
United Rentals North America, Inc., 5.75%, 11/15/24 [12]	6,100	6,473,625
United Rentals North America, Inc., 7.63%, 04/15/22	297	309,118
Total Services		8,160,993
Specialty Retail - 0.3%
L Brands, Inc., 7.60%, 07/15/37 [1,12]	3,075	3,075,000
Telecommunication Services - 6.6%
CenturyLink, Inc., 7.65%, 03/15/42 [12]	10,925	9,532,062
CyrusOne LP, 5.38%, 03/15/27 [3,12]	3,050	3,271,125
Frontier Communications Corp., 11.00%, 09/15/25 [12]	8,275	7,013,062
Level 3 Financing, Inc., 5.38%, 05/01/25 [12]	9,925	10,204,141
Qwest Capital Funding, Inc., 6.88%, 07/15/28 [12]	550	525,569
SBA Communications Corp., 4.88%, 07/15/22 [1]	2,875	2,968,437
SBA Communications Corp., 4.88%, 09/01/24	3,500	3,600,625
Sprint Capital Corp., 6.88%, 11/15/28	1,050	1,176,000
T-Mobile USA, Inc., 6.63%, 04/01/23 [12]	5,240	5,515,205
Windstream Services LLC, 7.50%, 06/01/22 [12]	10,250	7,373,645
Zayo Group LLC, 6.00%, 04/01/23 [1]	9,050	9,559,063
Total Telecommunication Services		60,738,934
Transportation - 0.9%
DP World Ltd., 6.85%, 07/02/37 [3,11,12]	2,450	3,023,913
Watco Companies LLC, 6.38%, 04/01/23 [3,12]	5,050	5,239,375
Total Transportation		8,263,288
Utility - 3.2%
AES Corp., 4.88%, 05/15/23 [12]	4,250	4,377,500
AES Corp., 5.50%, 03/15/24 [12]	1,400	1,457,750
Calpine Corp., 5.75%, 01/15/25	5,375	5,072,656
Dynegy, Inc., 6.75%, 11/01/19 [1]	4,445	4,600,575
NRG Energy, Inc., 6.25%, 07/15/22 [1]	6,100	6,405,000
NRG Yield Operating LLC, 5.38%, 08/15/24 [12]	7,275	7,638,750
Total Utility		29,552,231
TOTAL CORPORATE DEBT
(Cost $373,370,374)		377,130,549
	Shares	Value
COMMON STOCKS - 28.4%
Airports - 0.3%
Auckland International Airport Ltd. [11,14]	196,400	$914,401
Flughafen Zurich AG [11,14]	3,900	882,627
Grupo Aeroportuario del Pacifico SAB de CV [11]	68,600	702,575
Total Airports		2,499,603
Datacenters - 0.5%
Equinix, Inc.	4,100	1,829,831
Leopalace21 Corp. [11,14]	131,000	912,931
QTS Realty Trust, Inc.	36,100	1,890,196
Total Datacenters		4,632,958
Electric Utilities & Generation - 0.7%
American Electric Power Company, Inc. [12]	29,300	2,058,032
CMS Energy Corp. [12]	17,200	796,704
Enel SpA [11,14]	252,600	1,521,733
FirstEnergy Corp. [12]	27,200	838,576
Pattern Energy Group, Inc. [12]	40,100	966,410
Total Electric Utilities & Generation		6,181,455
Electricity Transmission & Distribution - 1.6%
Edison International [12]	41,500	3,202,555
Hydro One Ltd. [3,11]	46,500	846,708
National Grid PLC [11,14]	295,392	3,658,584
PG&E Corp. [12]	56,400	3,840,276
Sempra Energy [12]	27,400	3,127,162
Total Electricity Transmission & Distribution		14,675,285
Energy - 0.0%
Thunderbird Resources Equity, Inc. [5,7,13]	11	425,422
Gas Utilities - 0.3%
China Gas Holdings Ltd. [11,14]	159,700	479,316
China Resources Gas Group Ltd. [11,14]	147,100	513,478
ENN Energy Holdings Ltd. [11,14]	66,900	484,666
Southwest Gas Holdings, Inc.	11,800	915,916
Total Gas Utilities		2,393,376
Healthcare - 0.4%
Ventas, Inc.	28,700	1,869,231
Welltower, Inc.	27,100	1,904,588
Total Healthcare		3,773,819
Hotel - 0.3%
LaSalle Hotel Properties	34,700	1,006,994
Park Hotels & Resorts, Inc.	74,500	2,053,220
Total Hotel		3,060,214
Industrial - 0.6%
Duke Realty Corp. [12]	75,700	2,181,674
Prologis, Inc.	42,400	2,690,704
Tritax Big Box REIT PLC [11,14]	396,500	756,821
Total Industrial		5,629,199
Midstream - 3.5%
Cheniere Energy, Inc. [7,12]	16,600	747,664
Enable Midstream Partners LP [12]	117,000	1,869,660
EQT Midstream Partners LP [12]	84,500	6,334,965
Phillips 66 Partners LP [12]	88,300	4,641,048
Rice Midstream Partners LP [12]	251,500	5,266,410
Targa Resources Corp. [12]	64,100	3,031,930
Western Gas Partners LP [12]	139,800	7,168,944
The Williams Companies, Inc. [12]	108,700	3,262,087
Total Midstream		32,322,708
Net Lease - 0.3%
Gramercy Property Trust	57,200	1,730,300
MGM Growth Properties LLC	47,600	1,437,996
Total Net Lease		3,168,296
Office - 2.8%
alstria office REIT-AG [11,14]	132,500	1,894,087
Beni Stabili SpA [11]	793,000	687,935
Derwent London PLC [11,14]	31,900	1,194,857
Great Portland Estates PLC [11,14]	414,600	3,397,613
Hongkong Land Holdings Ltd. [11,14]	329,500	2,375,912
Hudson Pacific Properties, Inc.	51,800	1,736,854
Hulic Reit, Inc. [11,14]	270	398,396
Kilroy Realty Corp. [12]	24,200	1,721,104
Mitsubishi Estate Company Ltd. [11,14]	268,200	4,661,152
Mitsui Fudosan Company Ltd. [11,14]	179,400	3,889,934
SL Green Realty Corp.	22,400	2,269,568
SOHO China Ltd. [11,14]	2,588,600	1,485,605
Total Office		25,713,017
Oil Gas Transportation & Distribution - 0.2%
Archrock Partners LP	61,900	882,694
Oasis Midstream Partners LP [7]	77,800	1,319,488
Total Oil Gas Transportation & Distribution		2,202,182
Other - 0.2%
DONG Energy A/S [3,11,14]	31,800	1,822,849
Pipelines - 8.4%
APA Group [11,14]	203,500	1,334,934
Beijing Enterprises Holdings Ltd. [11,14]	146,200	787,479
Boardwalk Pipeline Partners LP [12]	478,100	7,028,070
Enbridge Energy Partners LP [12]	184,700	2,951,512
Enbridge, Inc. [11]	118,009	4,929,376
Energy Transfer Partners LP [12]	835,600	15,283,124
Enterprise Products Partners LP [12]	540,100	14,080,407
Inter Pipeline Ltd. [11]	36,700	760,325
Italgas SpA [11,14]	106,500	598,201
Kinder Morgan, Inc. [12]	223,900	4,294,402
MPLX LP [12]	181,900	6,368,319
NuStar GP Holdings LLC [12]	81,000	1,782,000
Pembina Pipeline Corp. [11]	75,500	2,649,080
Plains All American Pipeline LP [12]	302,900	6,418,451
TransCanada Corp. [11]	96,000	4,744,797
Williams Partners LP [12]	90,300	3,512,670
Total Pipelines		77,523,147
Real Estate - Diversified - 0.3%
City Developments Ltd. [11,14]	287,700	2,410,825
Rental - Diversified - 1.1%
Dexus [11,14]	194,100	1,448,453
The GPT Group [11,14]	252,400	983,524
I-CABLE Communications Ltd. [7,11,14]	48,281	1,586
Land Securities Group PLC [11,14]	285,750	3,723,744
Merlin Properties Socimi SA [11,14]	140,700	1,950,581
The Wharf Holdings Ltd. [11,14]	244,300	2,185,551
Total Rental - Diversified		10,293,439
Residential - 1.2%
American Campus Communities, Inc.	30,200	1,333,330
American Homes 4 Rent [12]	107,400	2,331,654
Essex Property Trust, Inc.	7,300	1,854,419
Grand City Properties SA [11,14]	67,400	1,423,485
Mid-America Apartment Communities, Inc. [12]	22,700	2,426,176
Vonovia SE [11,14]	46,629	1,985,813
Total Residential		11,354,877
Retail - 2.3%
Brixmor Property Group, Inc.	88,500	1,663,800
Capital & Counties Properties PLC [11,14]	274,100	972,895
CapitaLand Mall Trust [11,14]	928,000	1,369,572
CBL & Associates Properties, Inc.	175,600	1,473,284
DDR Corp.	145,900	1,336,444
Eurocommercial Properties NV [11]	17,100	731,211
Federal Realty Investment Trust	11,400	1,415,994
Hammerson PLC [11,14]	349,100	2,513,634
Simon Property Group, Inc. [12]	43,700	7,036,137
Westfield Corp. [11,14]	413,100	2,543,487
Total Retail		21,056,458
Self Storage - 0.2%
Public Storage [12]	10,700	2,289,693
Telecommunication Services - 1.3%
American Tower Corp. [12]	44,300	6,054,924
Crown Castle International Corp.	31,600	3,159,368
SBA Communications Corp. [7]	18,900	2,722,545
Total Telecommunication Services		11,936,837
Toll Roads - 1.4%
Abertis Infraestructuras SA [11,14]	40,900	826,869
Atlantia SpA [11,14]	64,700	2,044,357
Eiffage SA [11,14]	12,800	1,325,605
Ferrovial SA [11,14]	102,003	2,247,505
Groupe Eurotunnel SE [11,14]	114,900	1,385,396
Obrascon Huarte Lain SA [7,11,14]	104,300	376,976
Promotora y Operadora de Infraestructura SAB de CV [11]	110,708	1,168,848
Vinci SA [11,14]	35,800	3,401,450
Total Toll Roads		12,777,006
Utility - 0.0%
Vistra Energy Corp.	25,848	483,100
Water - 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR) [11,12]	131,600	1,376,536
Guangdong Investment Ltd. [11,14]	280,200	400,102
Pennon Group PLC [11,14]	83,500	891,550
Severn Trent PLC [11,14]	67,400	1,963,257
Total Water		4,631,445
Total COMMON STOCKS
(Cost $261,053,662)		263,257,210
PREFERRED STOCK - 0.6%
Self Storage - 0.6%
Public Storage, 6.00%	194,264	5,080,004
Total PREFERRED STOCK
(Cost $4,856,600)		5,080,004
Total Investments - 123.4%
(Cost $1,141,872,526)		1,142,345,033
Liabilities in Excess of Other Assets - (23.4)%		(216,386,032)
TOTAL NET ASSETS - 100.0%		$925,959,001
The following notes should be read in conjunction with the accompanying Schedule of Investments.
ADR - American Depositary Receipt
1 - Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
2 - Illiquid security - Security that the Adviser has deemed illiquid pursuant to procedures adopted by the Fund's Board of Directors.  As of September 30, 2017, the total value of all such securities was $15,131,451 or 1.6% of net assets.

3 - Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of September 30, 2017, the total value of all such securities was $301,148,323 or 32.5% of net assets.

4 - Variable rate security - Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor.
5 - Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors.  As of September 30, 2017, the total value of all such securities was $12,308,235 or 1.3% of net assets.

6 - Private Placement.
7 - Non-income producing security.
8 - Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of September 30, 2017.
9 - Security is an inverse floating rate bond. Reference interest rates are typically based on a negative multiplier or slope.
10 - Issuer is currently in default on its regularly scheduled interest payment.
11 - Foreign security or a U.S. security of a foreign company.
12 - All or portion of this security is pledged as collateral for credit facility.
13 - Level 3 security - Value determined using significant unobservable inputs.
14 - Level 2 common stock.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services may also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical assets or liabilities
Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Valuation Committee uses in determining fair value. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2017:

Asset Type	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$-	$4,511,846	$-	$4,511,846
Securitized Credit	-	417,056,534	75,308,890	492,365,424
Corporate Debt	-	377,129,724	825	377,130,549
Common Stocks	190,489,995	72,341,793	425,422	263,257,210
Preferred Stock	5,080,004	-	-	5,080,004
Total Investments	$195,569,999	$871,039,897	$75,735,137	$1,142,345,033

For further information regarding the security characteristics, see the Schedule of Investments.

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value these Level 3 investments as of September 30, 2017.

			Quantitative Information about Level 3 Fair Value Measurements (1)
Asset Type	Value as of September 30, 2017	Valuation Approach	Valuation Technique	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input (2)
Securitized Credit
Class B Notes	$11,881,988	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.2%-13.0% (10.0%)	Decrease
Corporate Debt
Motors Liquidation Co.	825	Asset-Based Approach	Analysis of Residual Value	Anticipated Residual Value	0.01 ($0.01)	Increase

Common Stocks
Thunderbird Resources Equity, Inc.	$425,422	Asset-Based Approach	Analysis of Enterprise Value	Enterprise Value	$34,951-$43,705 ($37,285)	Increase

Total	$12,308,235

 (1) The table above does not include Level 3 securities that are valued by brokers and pricing services. At September 30, 2017, the value of the securities was $63,426,902. The inputs for the securities listed in the table above are not readily available or cannot be reasonably estimated and are generally those inputs described in the Valuation of Investments above. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

 (2) The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.  A decrease to the unobservable input would have the opposite effect.  Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities	Securitized Credit	Corporate Debt	Common Stocks	Total
Balance as of December 31, 2016	$85,187,613	$825	$425,422	$85,613,860
Accrued discounts (premiums)	2,672,546	-	-	2,672,546
Realized gain (loss)	266,366	-	-	266,366
Change in unrealized appreciation (depreciation)	2,581,550	-	-	2,581,550
Purchases at cost	57,250	-	-	57,250
Sales proceeds	(15,456,435)	-	-	(15,456,435)
Balance as of September 30, 2017	$75,308,890	$825	$425,422	$75,735,137
Change in unrealized gains or losses relating to assets still held at the reporting date	$2,581,550	$-	$-	$2,581,550

The fair value of the Fund’s credit facility and reverse repurchase agreements, which qualify as financial instruments under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 Disclosures about Fair Values of Financial Instruments, approximates the carrying amounts presented herein.   As of September 30, 2017, these financial instruments are categorized as a Level 2 within the disclosure hierarchy.

During the nine months ended September 30, 2017, there were no transfers between the three Levels noted above. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Credit facility: The Fund has established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.80% on the line of credit that is unused.

For the nine months ended September 30, 2017, the average interest rate paid under the line of credit was 2.02% of the total line of credit amount available to the Fund.

Total line of credit amount available	$ 180,000,000
Line of credit outstanding at September 30, 2017	180,000,000
Line of credit amount unused at September 30, 2017	-
Average balance outstanding during the period	180,000,000
Interest expense incurred on line of credit during the period	2,723,719

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability. Interest payments made by the Fund to counterparties are recorded as a component of interest expense. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At September 30, 2017, the Fund had the following reverse repurchase agreements outstanding:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable For Reverse Repurchase Agreements

Goldman Sachs	1.37%	09/11/17	10/11/17	$3,779,000	$3,781,876
Goldman Sachs	1.49	09/11/17	10/11/17	120,000	120,099
JPMorgan Chase	0.95	09/20/17	Open	2,256,875	2,257,530
JPMorgan Chase	1.20	07/07/17	Open	5,413,552	5,429,071
RBC Capital Markets	1.86	07/26/17	10/26/17	3,288,000	3,299,406
RBC Capital Markets	1.86	08/10/17	11/10/17	7,345,000	7,364,728
RBC Capital Markets	2.06	07/26/17	10/26/17	10,643,000	10,683,881
RBC Capital Markets	2.06	08/10/17	11/10/17	3,706,000	3,717,024
RBC Capital Markets	2.07	09/06/17	12/06/17	5,783,000	5,791,297
RBC Capital Markets	2.11	09/12/17	12/12/17	5,332,000	5,337,939
RBC Capital Markets	2.12	09/06/17	12/06/17	8,057,000	8,068,840
RBC Capital Markets	2.13	09/20/17	12/20/17	24,843,000	24,859,131
Total				$80,566,427	$80,710,822

(1)	The average daily balance of reverse repurchase agreements outstanding for the Fund during the nine months ended September 30, 2017 was $88,569,699 at a weighted average daily interest rate of 1.81%.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
U.S. Government & Agency Obligations	$-	$3,899,000	$-	$-	$3,899,000
Corporate Debt	7,670,427	13,931,000	55,066,000	-	76,667,427
Total	$7,670,427	$17,830,000	$55,066,000	$-	$80,566,427

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brookfield Real Assets Income Fund Inc.

By (Signature and Title)  /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:  November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian F. Hurley
Brian F. Hurley
   President and Principal Executive Officer

Date:  November 27, 2017

By (Signature and Title)  /s/ Angela W. Ghantous
Angela W. Ghantous
  Treasurer and Principal Financial Officer

Date:  November 27, 2017